Tax liabilities (Tables)	12 Months Ended
Jun. 30, 2022
Tax liabilities
Schedule of reconciliation of tax liabilities

	As of June 30,
(in € thousands)	2020	2021	2022
Beginning of fiscal year	975	3,853	14,293
Additions	3,673	11,476	11,955
Utilizations	(795)	(466)	(180)
Release	—	(570)	(289)
End of fiscal year	3,853	14,293	25,892